Apr. 14, 2023
Class P Prospectus | PACE® Large Co Value Equity Investments
PACE® Large Co Value Equity Investments

PACE® Select Advisors Trust

April 14, 2023

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2022, as supplemented.

Includes:

•  PACE® Large Co Value Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for a series (the "fund") of PACE Select Advisors Trust (the "Trust").

This supplement updates certain information regarding the investment subadvisory arrangements for PACE® Large Co Value Equity Investments, a series of the Trust. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated Pzena Investment Management, LLC ("Pzena") as subadvisor to the fund, effective as of the close of business on April 14, 2023. In addition, at the recommendation of UBS AM, the Board has appointed Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") to serve as a new subadvisor to the fund. Hotchkis & Wiley assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective on April 14, 2023.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Pzena Investment Management, LLC" or "Pzena" as a subadvisor to PACE Large Co Value Equity Investments in the Prospectuses and SAI are hereby deleted.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Management process" on page 38 of the Multi-Class Prospectus, on page 41 of the Class P Prospectus and on page 37 of the Class P2 Prospectus is revised by adding the following as the last bullet point under the fourth paragraph of that section:

A "diversified value" strategy in which the subadvisor seeks to invest in equity securities of large capitalization companies that it considers to be undervalued.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Risk/return bar chart and table" beginning on page 39 of the Multi-Class Prospectus, beginning on page 42 of the Class P Prospectus and beginning on page 38 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley"), assumed day-to-day management of the fund's assets on April 14, 2023.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.